Debt, Commitments and Contingencies - Schedule of Future Minimum Payments under Non-cancelable Operating Lease and Reconciliation to Operating Lease Liability (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Jan. 01, 2019
Leases Operating [Abstract]
2019	$ 247
2020	1,002
2021	1,031
2022	1,062
Thereafter	404
Less: Amount representing interest	(578)
Present value of lease payments	3,168	$ 3,500
Less: Current portion of operating lease liability	(729)
Long-term operating lease liability, net of current portion	$ 2,439